Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 7. Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

At June 30, 2013, the Company had foreign exchange forward contracts in effect for the conversion of €22.8 million into $30.0 million and $22.6 million into NIS 88.4 million. These contracts are not designated for hedge accounting. The fair value of these contracts at June 30, 2013 of $1.9 million was included in accounts receivable-other. The fair value is based on level 2 inputs. During the second quarter of 2013, the Company entered into $30.0 million and $4 million foreign exchange forward contracts against the Euro and the NIS, respectively. The Company has no other significant measurements of assets or liabilities at fair value on a recurring or nonrecurring basis subsequent to their initial recognition.